Other income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Government grants	¥ 88,488		¥ 88,873	¥ 128,550
Others	29,372		24,314	954
Total	¥ 117,860	$ 17,142	¥ 113,187	¥ 129,504